Statements of Net Assets Available for Benefits - Community Trust Bancorp, Inc. Savings Plan [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets
Cash	$ 3,325	$ 24,674
Investments at fair value:
Investments	95,349,583	84,203,661
Receivables:
Accrued interest and dividends	160,971	143,744
Total receivables	160,971	143,744
Total assets	95,513,879	84,372,079
Liabilities
Excess contributions payable	0	88,171
Net assets available for benefits	95,513,879	84,283,908
Community Trust Bancorp, inc. Common Stock [Member]
Investments at fair value:
Investments	17,194,927	16,150,499
Mutual Funds [Member]
Investments at fair value:
Investments	72,293,241	62,458,076
Money Market Funds [Member]
Investments at fair value:
Investments	$ 5,861,415	$ 5,595,086